Cover	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 20, 2023, Inpixon (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that on March 14, 2023 it had completed its previously announced spin-off of CXApp Holding Corp. (“Legacy CXApp”) and the combination of Legacy CXApp and CXApp Inc. (formerly known as KINS Technology Group Inc., “New CXApp”). This Current Report on Form 8-K/A amends the Original Form 8-K to include the audited combined carve-out balance sheets of Design Reactor, Inc., a California corporation and a wholly owned subsidiary of Legacy CXApp (“Design Reactor”), as of December 31, 2022 and 2021, and the related combined carved-out statements of operations, changes in parent company net investment and cash flows for the years ended December 31, 2022 and 2021 that were not included in the Original Form 8-K. The disclosure included in the Original Form 8-K otherwise remains unchanged.
Document Period End Date	Mar. 14, 2023
Entity File Number	001-36404
Entity Registrant Name	INPIXON
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2479 E. Bayshore Road
Entity Address, Address Line Two	Suite 195
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	408
Local Phone Number	702-2167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false